Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Significant Transactions with Related Parties
The following provides the significant transactions that have been entered into with related parties for the relevant financial year.

	31.12.2020	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	RMB’000	US$’000
Sales of engines and parts
- associates and joint ventures	1,256,268	393,440	411,010	59,122
- GY Group (including its subsidiaries and affiliates)	2,637,845	3,223,785	2,262,306	325,423
Purchase of parts, supplies and engines
- associates and joint ventures	2,792,707	2,036,675	1,396,611	200,896
- GY Group (including its subsidiaries and affiliates)	1,245,030	1,307,137	1,053,607	151,557
Hospitality, restaurant, consultancy and other service income charged to
- a joint venture	3,918	2,152	5,803	835
- GY Group (including its subsidiaries and affiliates)	6,765	6,609	10,398	1,496
Service charge charged by
- joint ventures	—	5,023	128	18
Rental income
- joint ventures	4,565	4,415	4,634	667
- GY Group (including its subsidiaries and affiliates)	3,970	275	580	83
Property management service expenses
- GY Group (including its subsidiaries and affiliates)	24,968	21,978	22,128	3,183
Selling, general and administrative expenses
- a joint venture	7,287	2,530	—	—
- GY Group (including its subsidiaries and affiliates)	4,728	9,315	30,151	4,337
- HLA (including its affiliates)	6,687	7,188	8,994	1,294
Delivery, storage, distribution and handling expenses
- GY Group (including its subsidiaries and affiliates)	312,891	300,699	201,669	29,009
Payment for lease liabilities
- GY Group (including its subsidiaries and affiliates) (i)	18,086	17,215	19,802	2,848
Purchases of vehicles and machineries
- GY Group (including its subsidiaries and affiliates)	2,838	3,460	2,513	361

Note:

(i)
The Group has adopted IFRS 16 on January 1, 2019. These leasing expenses have been recognized as right-of-use
assets and lease liabilities on the consolidated statement of financial position as of December 31, 2021 and 2022.

Compensation of Key Management Personnel
Compensation of key management personnel of the Group

	31.12.2020	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	RMB’000	US$’000
Short-term employee benefits	43,178	25,289	25,011	3,598
Contribution to defined contribution plans	292	273	208	30

	43,470	25,562	25,219	3,628